INCOME TAXES - COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	$ 0	$ 3	$ (10)
U.S. state	1	(24)	(7)
Non-U.S.	171	123	171
Total	172	102	154
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	78	242	237
U.S. state	9	34	4
Non-U.S.	135	(32)	(91)
Total	222	244	150
Deferred investment tax credits	(5)	(5)	(4)
Total income tax expense	389	341	300
Parent Company [Member]
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Total income tax expense	(181)	(150)	(133)
San Diego Gas and Electric Company [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	0	12	(5)
U.S. state	22	77	52
Total	22	89	47
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	223	233	220
U.S. state	38	(35)	5
Total	261	198	225
Deferred investment tax credits	(3)	(3)	(2)
Total income tax expense	280	284	270
Southern California Gas Company [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	0	(1)	2
U.S. state	40	12	7
Total	40	11	9
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal	123	122	117
U.S. state	(18)	7	15
Total	105	129	132
Deferred investment tax credits	(2)	(2)	(2)
Total income tax expense	$ 143	$ 138	$ 139